JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 96.6%
Australia — 3.0%
Australia & New Zealand Banking Group Ltd.	6,821	116,109
Goodman Group, REIT	3,199	31,670
Rio Tinto Ltd.	2,528	164,038

		311,817

Austria — 0.9%
Erste Group Bank AG*	2,692	98,843

Belgium — 1.2%
Anheuser-Busch InBev SA/NV	1,727	130,285

Denmark — 2.9%
Novo Nordisk A/S, Class B	3,773	229,669
Orsted A/S(a)	663	72,315

		301,984

Finland — 0.5%
Wartsila OYJ Abp	4,522	55,543

France — 14.7%
Air Liquide SA	1,669	241,320
Airbus SE	761	111,764
Alstom SA	1,586	84,058
BNP Paribas SA	2,522	133,836
LVMH Moet Hennessy Louis Vuitton SE	169	73,595
Pernod Ricard SA	757	131,065
Safran SA	771	124,314
Sanofi	2,011	193,938
Schneider Electric SE	1,322	131,838
Thales SA	655	71,874
TOTAL SA	3,046	148,312
Vinci SA	975	108,019

		1,553,933

Germany — 6.6%
Bayer AG (Registered)	743	59,630
Brenntag AG	1,767	91,442
Deutsche Boerse AG	546	88,629
Deutsche Telekom AG (Registered)	6,206	100,511
Infineon Technologies AG	4,418	94,912
SAP SE	1,557	202,770
Volkswagen AG (Preference)	330	59,206

		697,100

Hong Kong — 2.7%
AIA Group Ltd.	19,800	196,197
Hong Kong Exchanges & Clearing Ltd.	2,700	88,715

		284,912

India — 1.1%
HDFC Bank Ltd., ADR	2,053	117,596

Ireland — 1.2%
Ryanair Holdings plc, ADR*	1,490	129,049

Italy — 2.8%
Enel SpA	26,076	227,287
FinecoBank Banca Fineco SpA	6,264	73,292

		300,579

Japan — 19.7%
Ain Holdings, Inc.	600	36,675
Bridgestone Corp.	1,600	56,670
Daicel Corp.	4,200	39,758
Daikin Industries Ltd.	700	98,635
DMG Mori Co. Ltd.	3,600	49,591
Honda Motor Co. Ltd.	4,300	109,974
Kao Corp.	1,900	151,539
Keyence Corp.	300	100,847
Mabuchi Motor Co. Ltd.	1,300	47,368
Marui Group Co. Ltd.	2,400	55,507
Mitsubishi Corp.	4,200	107,670
Mitsubishi UFJ Financial Group, Inc.	22,300	114,502
Mitsui Fudosan Co. Ltd.	2,300	60,917
Nintendo Co. Ltd.	300	110,357
Nippon Telegraph & Telephone Corp.	4,200	107,088
Otsuka Corp.	2,400	93,588
Otsuka Holdings Co. Ltd.	2,600	115,506
Seven & i Holdings Co. Ltd.	2,500	95,858
Sumitomo Mitsui Financial Group, Inc.	2,000	70,319
T&D Holdings, Inc.	7,200	76,747
Tokio Marine Holdings, Inc.	2,200	119,419
Tokyu Corp.	5,900	103,972
Toyota Motor Corp.	2,300	159,914

		2,082,421

Mexico — 0.7%
Wal-Mart de Mexico SAB de CV	24,938	72,971

Netherlands — 4.5%
Akzo Nobel NV	1,455	137,305
ASML Holding NV	559	156,876
ING Groep NV	7,154	77,673
Royal Dutch Shell plc, Class B	3,721	97,775

		469,629

Norway — 0.9%
Telenor ASA	5,350	96,680

Peru — 0.6%
Credicorp Ltd.	293	60,528

Singapore — 0.8%
DBS Group Holdings Ltd.	4,600	84,737

Spain — 4.0%
Bankia SA	24,389	44,323
Iberdrola SA	19,721	215,774
Iberdrola SA*	410	4,486
Industria de Diseno Textil SA	4,614	155,155

		419,738

Sweden — 1.6%
Lundin Petroleum AB	2,804	85,283
Svenska Handelsbanken AB, Class A	8,306	81,375

		166,658

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Switzerland — 9.8%
Cie Financiere Richemont SA (Registered)	1,611	116,995
Credit Suisse Group AG (Registered)*	2,374	30,019
LafargeHolcim Ltd. (Registered)*	2,046	103,980
Nestle SA (Registered)	1,890	208,453
Novartis AG (Registered)	1,376	129,988
Roche Holding AG	989	331,779
Swiss Re AG	994	112,241

		1,033,455

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,753	94,557

United Kingdom — 15.0%
3i Group plc	8,296	120,680
BP plc	27,176	163,602
British American Tobacco plc	3,693	162,843
Burberry Group plc	3,063	78,537
GlaxoSmithKline plc	4,170	97,909
HSBC Holdings plc	6,485	47,147
InterContinental Hotels Group plc	2,725	167,849
M&G plc*	32,453	102,407
Prudential plc	9,444	167,918
SSE plc	3,964	78,907
Standard Chartered plc	10,876	90,439
Taylor Wimpey plc	42,339	120,259
Unilever NV	3,188	186,027

		1,584,524

United States — 0.5%
Ferguson plc	603	54,151

TOTAL COMMON STOCKS (Cost $9,854,517)		10,201,690

SHORT-TERM INVESTMENTS — 3.2%
INVESTMENT COMPANIES — 3.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(b)(c) (Cost $343,057)	343,057	343,057

Total Investments — 99.8% (Cost $10,197,574)		10,544,747
Other Assets Less Liabilities — 0.2%		17,973

Net Assets — 100.0%		10,562,720

Percentages indicated are based on net assets.

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	11.5%
Pharmaceuticals	11.0
Insurance	6.4
Electric Utilities	5.7
Oil, Gas & Consumable Fuels	4.7
Chemicals	4.0
Semiconductors & Semiconductor Equipment	3.3
Personal Products	3.2
Automobiles	3.1
Capital Markets	3.1
Aerospace & Defense	2.9
Diversified Telecommunication Services	2.9
Textiles, Apparel & Luxury Goods	2.5
Beverages	2.5
Trading Companies & Distributors	2.4
Food Products	2.0
Food & Staples Retailing	1.9
Software	1.9
Machinery	1.8
Electrical Equipment	1.7
Hotels, Restaurants & Leisure	1.6
Metals & Mining	1.6
Tobacco	1.5
Specialty Retail	1.5
Airlines	1.2
Household Durables	1.1
Entertainment	1.0
Construction & Engineering	1.0
Construction Materials	1.0
Road & Rail	1.0
Diversified Financial Services	1.0
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	3.7
Short-Term Investments	3.3

Abbreviations

ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2020:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
SPI 200 Index	2	03/2020	AUD	229,883	3,071
TOPIX Index	1	03/2020	JPY	152,040	(5,886)

					(2,815)

Abbreviations

AUD	Australian Dollar
JPY	Japanese Yen
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index

Forward foreign currency exchange contracts outstanding as of January 31, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	20,536	JPY	329,899	Merrill Lynch International	3/2/2020	4
EUR	90,401	USD	99,950	Barclays Bank plc	3/2/2020	470
EUR	10,367	USD	11,436	TD Bank Financial Group	3/2/2020	81
GBP	17,822	USD	23,280	Barclays Bank plc	3/2/2020	270
GBP	65,834	USD	86,271	BNP Paribas	3/2/2020	724
GBP	32,777	USD	42,882	Merrill Lynch International	3/2/2020	430
HKD	442,675	USD	56,943	BNP Paribas	3/2/2020	27
JPY	42,698,897	USD	390,406	BNP Paribas	3/2/2020	4,206
USD	7,444	AUD	11,026	BNP Paribas	3/2/2020	60
USD	3,344	SGD	4,537	Merrill Lynch International	3/2/2020	20

Total unrealized appreciation						6,292

AUD	566,845	USD	388,072	Barclays Bank plc	3/2/2020	(8,449)
DKK	20,536	EUR	2,749	Merrill Lynch International	3/2/2020	–
DKK	20,536	GBP	2,321	Merrill Lynch International	3/2/2020	(13)
SEK	998,939	USD	104,717	Barclays Bank plc	3/2/2020	(823)
SGD	73,101	USD	54,096	BNP Paribas	3/2/2020	(525)
USD	9,115	DKK	61,608	BNP Paribas	3/2/2020	(45)
USD	72,101	DKK	487,312	Merrill Lynch International	3/2/2020	(352)
USD	665,834	EUR	602,127	Merrill Lynch International	3/2/2020	(3,023)
USD	52,919	JPY	5,787,288	Merrill Lynch International	3/2/2020	(566)

Total unrealized depreciation						(13,796)

Net unrealized depreciation						(7,504)

Abbreviations

AUD	Australian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Over-the-Counter (“OTC”) Total Return Basket Swaps Outstanding at January 31, 2020

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.15)% to 0.15%), which is denominated in GBP based on the local currencies of the positions within the swaps.	8/4/2020	$196,351	$(482)	$ —	$(482)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
United Kingdom
BAE Systems plc	5,231	43,485	(130)	0.0	(a)
Compass Group plc	1,383	34,191	(88)	0.0	(a)
Diageo plc	1,184	46,819	(241)	0.0	(a)
M&G plc*	2,874	9,069	(46)	0.0	(a)
Prudential plc	2,874	51,101	(209)	0.0	(a)
RELX plc	832	22,074	(41)	0.0	(a)
Smith & Nephew plc	886	21,318	(52)	0.0	(a)
SSE plc	4,021	80,041	(56)	0.0	(a)
Taylor Wimpey plc	15,895	45,148	—	—
Tesco plc	16,571	53,898	(129)	0.0	(a)

	51,751	407,144	(992)	0.0	(a)

United States
Ferguson plc	564	50,648	(10)	0.0	(a)

Total Long Positions of Total Return Basket Swap	52,315	457,792	(1,002)	0.0	(a)

Short Positions
Common Stock
United Kingdom
Berkeley Group Holdings plc	(657)	(45,461)	—	—
British Land Co. plc (The)	(6,642)	(48,575)	68	0.0	(a)
Pearson plc	(5,834)	(43,545)	243	0.0	(a)
Rolls-Royce Holdings plc*	(4,976)	(43,830)	194	0.0	(a)
United Utilities Group plc	(5,981)	(80,030)	15	0.0	(a)

	(24,090)	(261,441)	520	0.0	(a)

Total Short Positions of Total Return Basket Swap	(24,090)	(261,441)	520	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	28,225	196,351	(482)	0.0	(a)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (1.25)% to 0.15%), which is denominated in EUR based on the local currencies of the positions within the swaps.	8/4/2020	$(52,178)	$(453)	$ —	$(453)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Italy
Intesa Sanpaolo SpA	20,898	51,901	(143)	0.0	(a)
Snam SpA	10,434	55,923	(50)	0.0	(a)
UniCredit SpA	3,110	41,541	(131)	0.0	(a)

	34,442	149,365	(324)	0.0	(a)

France
Engie SA	3,782	65,101	(165)	0.0	(a)
LVMH Moet Hennessy Louis Vuitton SE	95	41,370	(279)	0.0	(a)
Vinci SA	516	57,167	(174)	0.0	(a)

	4,393	163,638	(618)	0.0	(a)

Spain
Endesa SA	1,373	37,699	(19)	0.0	(a)
Iberdrola SA	5,361	58,657	(27)	0.0	(a)

	6,734	96,356	(46)	0.0	(a)

Germany
Allianz SE (Registered)	322	76,875	(208)	0.0	(a)
RWE AG	1,284	44,513	(117)	0.0	(a)

	1,606	121,388	(325)	0.0	(a)

Netherlands
ASR Nederland NV	1,932	71,888	(191)	0.0	(a)
NN Group NV	1,920	66,640	(222)	0.0	(a)

	3,852	138,528	(413)	0.0	(a)

China
Prosus NV*	556	40,106	(117)	0.0	(a)

Total Long Positions of Total Return Basket Swap	51,583	709,381	(1,843)	0.0	(a)

Short Positions
Common Stock
Italy
Assicurazioni Generali SpA	(3,717)	(72,428)	105	0.0	(a)
Banca Generali SpA	(1,635)	(51,973)	104	0.0	(a)
Banco BPM SpA*	(18,688)	(38,210)	133	0.0	(a)
Eni SpA	(3,293)	(46,127)	102	0.0	(a)
Salvatore Ferragamo SpA	(1,735)	(32,011)	94	0.0	(a)
Terna Rete Elettrica Nazionale SpA	(8,184)	(57,094)	51	0.0	(a)

	(37,252)	(297,843)	589	0.0	(a)

France
Remy Cointreau SA	(437)	(46,022)	117	0.0	(a)
Suez	(3,880)	(63,674)	141	0.0	(a)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Television Francaise 1	(2,193)	(16,510)	65	0.0	(a)

	(6,510)	(126,206)	323	0.0	(a)

Portugal
EDP - Energias de Portugal SA	(12,243)	(61,398)	29	0.0	(a)

Belgium
Colruyt SA	(1,035)	(51,826)	—	—

Finland
Sampo OYJ	(639)	(28,926)	38	0.0	(a)

Germany
E.ON SE	(4,221)	(47,828)	108	0.0	(a)
Hannover Rueck SE	(410)	(79,608)	193	0.0	(a)

	(4,631)	(127,436)	301	0.0	(a)

Spain
Aena SME SA(b)	(367)	(67,924)	110	0.0	(a)

Total Short Positions of Total Return Basket Swap	(62,677)	(761,559)	1,390	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	(11,094)	(52,178)	(453)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month NIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.15)% to 0.15%), which is denominated in NOK based on the local currencies of the positions within the swaps.	8/4/2020	$(110,737)	$461	$ —	$461

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Norway
Telenor ASA	2,780	50,238	(222)	0.0	(a)

Short Positions
Common Stock
Norway
DNB ASA	(3,760)	(65,734)	428	0.0	(a)
Gjensidige Forsikring ASA	(4,370)	(95,241)	255	0.0	(a)

	(8,130)	(160,975)	683	0.0	(a)

Total Short Positions of Total Return Basket Swap	(8,130)	(160,975)	683	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	(5,350)	(110,737)	461	0.0	(a)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month HIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.30)% to 0.30%), which is denominated in HKD based on the local currencies of the positions within the swaps.	7/29/2020	$58,687	$(989)	$ —	$(989)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
China
BOC Hong Kong Holdings Ltd.	14,500	47,931	(517)	0.0	(a)

Hong Kong
CLP Holdings Ltd.	4,500	46,798	(221)	0.0	(a)
Hong Kong Exchanges & Clearing Ltd.	1,700	55,858	(790)	0.0	(a)

	6,200	102,656	(1,011)	0.0	(a)

Total Long Positions of Total Return Basket Swap	20,700	150,587	(1,528)	0.0	(a)

Short Positions
Common Stock
Hong Kong
Bank of East Asia Ltd. (The)	(22,200)	(47,885)	251	0.0	(a)
Hong Kong & China Gas Co. Ltd.	(23,000)	(44,015)	288	0.0	(a)

	(45,200)	(91,900)	539	0.0	(a)

Total Short Positions of Total Return Basket Swap	(45,200)	(91,900)	539	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	(24,500)	58,687	(989)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.30)% to 0.30%), which is denominated in AUD based on the local currencies of the positions within the swaps.	7/29/2020	$(124,140)	$1,487	$ —	$1,487

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Australia
Westpac Banking Corp.	4,687	78,327	(487)	0.0	(a)

Short Positions
Common Stock
Australia
ASX Ltd.	(939)	(53,125)	725	0.0	(a)
Bendigo & Adelaide Bank Ltd.	(5,918)	(40,863)	376	0.0	(a)
Commonwealth Bank of Australia	(1,916)	(108,479)	873	0.0	(a)

	(8,773)	(202,467)	1,974	0.0	(a)

Total Short Positions of Total Return Basket Swap	(8,773)	(202,467)	1,974	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	(4,086)	(124,140)	1,487	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.30)% to 0.30%), which is denominated in JPY based on the local currencies of the positions within the swaps.	7/29/2020	$(6,399)	$(1,210)	$—	$(1,210)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Japan
Daiwa House Industry Co. Ltd.	1,700	53,520	(780)	0.0	(a)
Hoya Corp.	300	28,712	(636)	0.0	(a)
Kansai Electric Power Co., Inc. (The)	2,500	28,057	(276)	0.0	(a)
Kyocera Corp.	800	52,565	(1,140)	0.0	(a)
Nichirei Corp.	3,000	72,523	(958)	0.0	(a)
Nippon Telegraph & Telephone Corp.	2,200	56,094	(483)	0.0	(a)
Nitori Holdings Co. Ltd.	300	46,620	(406)	0.0	(a)
ORIX Corp.	2,300	38,853	(586)	0.0	(a)
Panasonic Corp.	2,900	28,820	(674)	0.0	(a)
Resona Holdings, Inc.	6,900	28,455	(577)	0.0	(a)
Shimadzu Corp.	900	25,258	(656)	0.0	(a)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Suzuki Motor Corp.	1,100	50,331	(753)	0.0	(a)
T&D Holdings, Inc.	3,700	39,439	(1,230)	0.0	(a)
Taiheiyo Cement Corp.	1,700	45,755	(1,061)	0.0	(a)
Tokyo Gas Co. Ltd.	1,800	39,575	(427)	0.0	(a)
Yamaha Motor Co. Ltd.	2,300	42,683	(1,087)	0.0	(a)

	34,400	677,260	(11,730)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	34,400	677,260	(11,730)	(0.0	)(a)

Short Positions
Common Stock
Japan
Chugoku Electric Power Co., Inc. (The)	(2,800)	(36,955)	179	0.0	(a)
Hirose Electric Co. Ltd.	(400)	(49,612)	1,147	0.0	(a)
Iida Group Holdings Co. Ltd.	(3,100)	(52,247)	967	0.0	(a)
Japan Post Holdings Co. Ltd.	(2,900)	(26,380)	284	0.0	(a)
KDDI Corp.	(1,900)	(57,416)	(59)	0.0	(a)
Lawson, Inc.	(800)	(46,303)	507	0.0	(a)
Mazda Motor Corp.	(5,800)	(48,684)	1,311	0.0	(a)
Mizuho Financial Group, Inc.	(20,300)	(30,103)	340	0.0	(a)
Ricoh Co. Ltd.	(2,600)	(29,501)	709	0.0	(a)
Seiko Epson Corp.	(3,700)	(54,102)	1,216	0.0	(a)
Softbank Corp.	(3,600)	(49,389)	315	0.0	(a)
Sony Financial Holdings, Inc.	(1,900)	(43,746)	933	0.0	(a)
Subaru Corp.	(1,600)	(40,020)	735	0.0	(a)
Sumitomo Osaka Cement Co. Ltd.	(1,200)	(48,788)	1,049	0.0	(a)
Yamazaki Baking Co. Ltd.	(3,700)	(70,413)	887	0.0	(a)

	(56,300)	(683,659)	10,520	(0.0	)(a)

Total Short Positions of Total Return Basket Swap	(56,300)	(683,659)	10,520	(0.0	)(a)

Total of Long and Short Positions of Total Return Basket Swap	(21,900)	(6,399)	(1,210)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.15)% to 0.15%), which is denominated in CHF based on the local currencies of the positions within the swaps.	8/4/2020	$(44,970)	$72	$ —	$72

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Switzerland
Sunrise Communications Group AG*(b)	675	55,744	(109)	0.0	(a)
Swiss Re AG	704	79,495	(173)	0.0	(a)

	1,379	135,239	(282)	0.0	(a)

Total Long Positions of Total Return Basket Swap	1,379	135,239	(282)	0.0	(a)

Short Positions
Common Stock
Switzerland
Baloise Holding AG (Registered)	(164)	(29,631)	46	0.0	(a)
Sonova Holding AG (Registered)	(90)	(22,569)	24	0.0	(a)
Swiss Life Holding AG (Registered)	(58)	(29,155)	73	0.0	(a)
Swisscom AG (Registered)	(103)	(56,512)	121	0.0	(a)
Zurich Insurance Group AG	(102)	(42,342)	90	0.0	(a)

	(517)	(180,209)	354	0.0	(a)

Total Short Positions of Total Return Basket Swap	(517)	(180,209)	354	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	862	(44,970)	72	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month STIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.15)% to 0.15%), which is denominated in SEK based on the local currencies of the positions within the swaps.	8/4/2020	$15,935	$(258)	$ —	$(258)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Sweden
Lundin Petroleum AB	1,677	51,005	(140)	0.0	(a)
Svenska Handelsbanken AB	6,769	66,317	(255)	0.0	(a)

	8,446	117,322	(395)	0.0	(a)

Total Long Positions of Total Return Basket Swap	8,446	117,322	(395)	0.0	(a)

Short Positions
Common Stock
Sweden
Skanska AB	(2,223)	(51,455)	39	0.0	(a)
Telia Co. AB	(11,676)	(49,932)	98	0.0	(a)

	(13,899)	(101,387)	137	0.0	(a)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Total Short Positions of Total Return Basket Swap	(13,899)	(101,387)	137	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	(5,453)	15,935	(258)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month SIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (1.00)% to 0.30%), which is denominated in SGD based on the local currencies of the positions within the swaps.	7/29/2020	$55,055	$(662)	$ —	$(662)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Singapore
DBS Group Holdings Ltd.	3,000	55,263	(512)	0.0	(a)
Singapore Telecommunications Ltd.	12,500	30,078	(150)	0.0	(a)

	15,500	85,341	(662)	0.0	(a)

Total Long Positions of Total Return Basket Swap	15,500	85,341	(662)	0.0	(a)

Short Positions
Common Stock
Singapore
StarHub Ltd.	(28,700)	(30,286)	—	—

Total of Long and Short Positions of Total Return Basket Swap	(13,200)	55,055	(662)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month CIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.15)% to 0.15%), which is denominated in DKK based on the local currencies of the positions within the swaps.	8/4/2020	$143	$24	$ —	$24

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Denmark
Orsted A/S(b)	268	29,231	(43)	0.0	(a)

Short Positions
Common Stock
Denmark
Demant A/S*	(897)	(29,088)	67	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	(629)	143	24	0.0	(a)

The following reference rates, and their values as of period-end, are used for security descriptions:	Value
BBSW	0.80%
CIBOR	(0.49)
EURIBOR	(0.45)
HIBOR	2.25
CHF LIBOR	(0.77)
GBP LIBOR	0.71
JPY LIBOR	(0.84)
NIBOR	1.64
SIBOR	1.69
STIBOR	0.01

Summary of total swap contracts outstanding as of January 31, 2020:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC total return basket swap contracts outstanding	—	2,044

Liabilities
OTC total return basket swap contracts outstanding	—	(4,054)

Abbreviations

AUD	Australian Dollar
BBSW	ASX Australia Bank Bill Swap Rate
CHF	Swiss Franc
CIBOR	Copenhagen Interbank Offered Rate
DKK	Danish Krone
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
HIBOR	Hong Kong Interbank Offered Rate
HKD	Hong Kong Dollar
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
NOK	Norwegian Krone
OYJ	Public Limited Company
SEK	Swedish Krona
SGD	Singapore Dollar
SIBOR	Singapore Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(a)	Amount rounds to less than 0.1% of net assets.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(1)	Notional value represents market value as of January 31, 2020 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain (loss) of the positions subsequent to the swap reset.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$311,817	$—	$311,817
Austria	—	98,843	—	98,843
Belgium	—	130,285	—	130,285
Denmark	—	301,984	—	301,984
France	—	1,553,933	—	1,553,933
Germany	—	697,100	—	697,100
Hong Kong	—	284,912	—	284,912
Italy	—	300,579	—	300,579
Japan	—	2,082,421	—	2,082,421
Netherlands	—	469,629	—	469,629
Norway	—	96,680	—	96,680
Singapore	—	84,737	—	84,737
Spain	4,486	415,252	—	419,738
Sweden	—	166,658	—	166,658
Switzerland	—	1,033,455	—	1,033,455
United Kingdom	120,259	1,464,265	—	1,584,524
United States	—	54,151	—	54,151
Other Common Stocks	530,244	—	—	530,244

Total Common Stocks	654,989	9,546,701	—	10,201,690

Short-Term Investments
Investment Companies	343,057	—	—	343,057

Total Investments in Securities	$998,046	$9,546,701	$—	$10,544,747

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	$—	$6,292	$—	$6,292
Futures Contracts	—	3,071	—	3,071
Swaps	—	2,044	—	2,044

Total Appreciation in Other Financial Instruments	$—	$11,407	$—	$11,407

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	$—	$(13,796)	$—	$(13,796)
Futures Contracts	—	(5,886)	—	(5,886)
Swaps	—	(4,054)	—	(4,054)

Total Depreciation in Other Financial Instruments	$—	$(23,736)	$—	$(23,736)

There were no transfers into or out of level 3 for the period ended January 31, 2020.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

	For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(a)(b)	$364,271	$166,531	$187,745	$—	$—	$343,057	343,057	$1,380	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including total return basket swaps to manage total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and/or short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

The total return basket swap contracts are subject to master netting arrangements. The Fund may be required to post or receive collateral for total return basket swaps.